SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year-end SGD:US$ exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Annual average MYR:US$ exchange rate	0.012842	0.013581	0.013434
Annual average SGD:US$ exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Annual average MYR:US$ exchange rate	0.013102	0.013342	0.013181
Year-end MYR:SGD exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Annual average MYR:US$ exchange rate	0.040524	0.044704	0.045524
Annual average MYR:SGD exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Annual average MYR:US$ exchange rate	0.042957	0.045849	0.0483713